Summary of Expenses for Bank's Defined Contribution Plans (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 237	$ 196
Defined contribution pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	64	54
Government pension plans [member]
Disclosure of defined benefit plans [line items]
Defined Contribution Plan Expenses	$ 173	$ 142